SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of indefinite-lived intangible assets

Other intangible assets recognized by the Company included the following:

	As of December 31,		Estimated
	2021	2020	Useful Life

	(Dollars In Millions)		(In Years)
Distribution relationships	$314	$340	14-22
Trade names	58	65	13-17
Technology	56	71	7-14
Other	31	32
Total intangible assets subject to amortization	459	508
Insurance licenses	32	32	Indefinite
Total other intangible assets	$491	$540

Schedule of future estimated aggregate amortization expense

Year	Amount
(Dollars In Millions)
2022	$54
2023	51
2024	48
2025	43
2026	43

Schedule of property and equipment

Property and equipment consisted of the following:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Home office building	$160	$159
Data processing equipment	39	36
Capital leases	36	25
Other, principally furniture and equipment	22	20
Total property and equipment subject to depreciation	257	240
Accumulated depreciation	(79)	(61)
Land	25	25
Total property and equipment	$203	$204

Schedule of future maturities of stable value products	As of December 31, 2021, future maturities of stable value products were as follows:

Year of
Maturity	Amount
(Dollars In Millions)
2022	$2,559
2023-2024	3,551
2025-2026	1,347
Thereafter	1,069